Shareholder Report	12 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.
Entity Central Index Key	0000793347
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005427
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Investor Class
Trading Symbol	PRWCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Investor Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Investor Class)	12.69%	10.55%	10.55%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,235,830,000	$ 64,235,830,000
Holdings Count | Holding	294	294
Advisory Fees Paid, Amount	$ 345,888,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,235,830 Number of Portfolio Holdings294
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005428
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Advisor Class
Trading Symbol	PACLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Advisor Class	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Advisor Class)	12.41%	10.26%	10.23%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,235,830,000	$ 64,235,830,000
Holdings Count | Holding	294	294
Advisory Fees Paid, Amount	$ 345,888,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,235,830 Number of Portfolio Holdings294
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166317
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	I Class
Trading Symbol	TRAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - I Class	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. The equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Stock selection in materials also added value, driven by our favorable position in multinational chemical company Linde, which outpaced sector peers.

  On the negative side, an overweight allocation to health care was the leading detractor from relative results. While the health care sector advanced, it lagged amid investor preference for more growth-oriented sectors. Stock selection in the information technology sector also weighed on relative results, driven primarily by an average underweight allocation to NVIDIA. While we were underweight to the stock relative to the benchmark, our absolute position in the name was significant and reflected our favorable view of the company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to health care and information technology and reducing exposure to financials and industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Capital Appreciation Fund (I Class)	12.84%	10.69%	11.26%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 64,235,830,000	$ 64,235,830,000
Holdings Count | Holding	294	294
Advisory Fees Paid, Amount	$ 345,888,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$64,235,830 Number of Portfolio Holdings294
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	61.8%
Bonds	34.3
Reserves	3.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	14.7%
Microsoft	5.2
Amazon.com	3.3
Becton Dickinson & Company	2.9
HUB International	2.8
NVIDIA	2.8
Roper Technologies	2.6
Fortive	2.5
UnitedHealth Group	2.5
Revvity	2.3

Updated Prospectus Web Address	www.troweprice.com/paperless